Financial risk management (Details 8) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ (12,020)	$ (17,507)
Recognized in Other comprehensive income	(5,708)	3,215
Reclassified to the statement of income occurred exports	855	1,472
Ending balance	(16,873)	(12,820)
Tax Effect [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,190	9,020
Recognized in Other comprehensive income	2,941	(1,657)
Reclassified to the statement of income occurred exports	(442)	(760)
Ending balance	8,689	6,603
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(18,210)	(26,527)
Recognized in Other comprehensive income	(8,649)	4,872
Reclassified to the statement of income occurred exports	1,297	2,232
Ending balance	$ (25,562)	$ (19,423)